Note 10 - Reportable Business Segments (Details Textual)	3 Months Ended		6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020
Electricity contracts [member]
Statement Line Items [Line Items]
Percentage of entity's revenue	95.00%	94.00%	92.00%
Gas contracts [member]
Statement Line Items [Line Items]
Percentage of entity's revenue	5.00%	6.00%	8.00%